Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease ROU assets	$ 14,145	$ 15,653
Operating lease liabilities, current	4,955	5,003
Operating lease liabilities, long-term	$ 8,631	$ 10,353
Weighted average remaining lease term (in years)	3 years 4 months 13 days	3 years 9 months 29 days
Weighted average discount rate	1.72%	1.57%